Other Expenses, Gains and Losses 2 (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of other expenses, gains and losses [Line Items]
Casino expense			$ 4,226	$ 4,216		$ 3,646	[1]
Cost of sales, room occupancy services			190	185		176	[1]
Mall expense			55	53		53	[1]
Cost of sales, food and beverage			258	252		241	[1]
Convention, ferry, retail and other expense			178	212		209	[1]
Provision for doubtful accounts, net			0	0		4	[1]
Provision for expected credit losses, net			24	9		0	[1]
General and administrative expense			698	672		657	[1]
Corporate expense			129	125		121	[1]
Pre-opening expense			23	5		7	[1]
Depreciation and amortisation	$ 338	$ 364	706	655		676	[2]
Loss on disposal of property and equipment, investment properties and intangible assets	7	3	16	131	[3]	12	[1]
Impairment loss on property and equipment			65	0		0	[1]
Foreign exchange loss (gain)	$ (20)	$ (12)	(35)	(4)		11	[1]
Operating expenses			$ 6,533	$ 6,511		$ 5,813	[1]

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[3]	The loss on disposal of property and equipment, investment properties and intangible assets for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.